Tax (Tables)	12 Months Ended
Dec. 31, 2020
Tax [Abstract]
Specification of Income Tax
Specification of income tax:

(Dollars in thousands)	2020	2019	2018
Income tax payable	$587	$111	$74
Tax expenses related to previous year	309	32	1
Change in deferred tax	5	(12)	8
Total income tax expense	$900	$131	$83

Specification of Temporary Differences and Deferred Tax
Specification of temporary differences and deferred tax:

(Dollars in thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Property, plant and equipment	$2	$(13)	$(164)
Pensions	(612)	(420)	(539)
Total basis for deferred tax	(610)	(432)	(703)
Deferred tax liability(asset), net (1)(2)	$(140)	$(102)	$(155)
Deferred tax (asset), gross (3)	(161)	(126)	(155)
Deferred tax liability, gross (3)	21	24	-

(1)	Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.
(2)	The general income tax rate is reduced from 23% to 22%, effective from fiscal year 2019, and reduced from 24% to 23%, effective from fiscal year 2018.
(3)	Deferred tax liability is related to the subsidiary in Singapore and cannot be offset with the deferred tax asset related to the subsidiary in Norway.

Reconciliation of Effective Tax Rate
Reconciliation of effective tax rate:

(Dollars in thousands)	2020	2019	2018
Profit/(loss) before income tax	$267,181	$73,812	$(46,845)
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	900	131	83
Total income tax expense	$900	$131	$83